Note 17 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Cost	$ 208,000	$ 139,000
Operating Lease, Expense	$ 255,000	$ 187,000